RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company, which was formed in 2003 as a wholly-owned subsidiary of Frontline, was partially spun-off in 2004 and its shares commenced trading on the New York Stock Exchange in June 2004. A significant proportion of the Company’s business continues to be transacted with related parties.
The Company has transactions with the following related parties, being companies in which our principal shareholders Hemen Holding Ltd. and Farahead Investment Inc. (hereafter jointly referred to as “Hemen”) and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline
–    Frontline Shipping
–    Seadrill
–    NADL
–    Golden Ocean Group Limited (“Golden Ocean”)
–    United Freight Carriers (“UFC” - which is a joint venture approximately 50% owned by Golden Ocean)
–    Deep Sea
–    Seatankers Management Co. Ltd. (“Seatankers”)
–    NorAm Drilling
–    Golden Close

The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (see Note 8: Investment in Direct Financing and Sales-Type Leases).

(in thousands of $)	June 30, 2017	December 31, 2016
Amounts due from:
Frontline Shipping	—	11,906
Frontline	5,183	3,008
Deep Sea	1,843	1,945
SFL Deepwater	2,594	—
SFL Hercules	3,078	—
SFL Linus	4,235	660
Total amount due from related parties	16,933	17,519
Loans to related parties - associated companies, long-term
SFL Deepwater	113,000	119,167
SFL Hercules	80,000	85,920
SFL Linus	121,000	125,000
Total loans to related parties - associated companies, long-term	314,000	330,087
Long-term receivables from related parties
Deep Sea	8,171	9,268
Total long-term receivables from related parties	8,171	9,268
Amounts due to:
Frontline Shipping	1,968	229
Frontline	848	493
Golden Ocean	369	—
Deep Sea	200	—
Seatankers	45	79
Other related parties	49	49
Total amount due to related parties	3,479	850

SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at June 30, 2017 within the financial statements (see Note 9: Investment In Associated Companies). As described below in “Related party loans”, at June 30, 2017 the long-term loans from Ship Finance to SFL Deepwater, SFL Hercules and SFL Linus, are presented net of their respective current accounts to the extent that it is an amount due to the associates.
Related party leasing and service contracts
As at June 30, 2017, 10 of the Company’s vessels leased to Frontline Shipping (December 31, 2016: 12) and one of its offshore support vessels leased to Deep Sea (December 31, 2016: one) are recorded as direct financing leases. At June 30, 2017, the combined balance of net investments in direct financing leases with Frontline Shipping and Deep Sea was $355.2 million (December 31, 2016: $411.1 million), of which $26.0 million (December 31, 2016: $28.9 million) represents short-term maturities.

In November 2016, the Company agreed to sell the VLCC Front Century which was leased to Frontline Shipping and accounted for as a direct financing lease asset. At December 31, 2016, the vessel was recorded as a held for sale asset and the carrying value was $24.1 million. In March 2017, the vessel was sold and delivered to an unrelated third party. A loss of $26,000 was recorded on the disposal, the proceeds of which included $20.5 million gross sales proceeds and an early termination of charter compensation of $4.1 million. An impairment charge of $0.5 million had been recorded against the carrying value of the vessel in the year ended December 31, 2016. Similarly, the Suezmax Front Brabant and the VLCC Front Scilla which were also on charter to Frontline Shipping were sold to unrelated third parties in May 2017 and June 2017, respectively. The Company received termination fees of $3.6 million and $6.5 million from Frontline Shipping for the early termination of the charters and recorded losses of $1.7 million and $1.1 million, respectively, on the disposals.

In addition, included under operating leases at June 30, 2017, there were four offshore support vessels leased to Deep Sea (December 31, 2016: four) and eight Capesize dry bulk carriers leased to a subsidiary of Golden Ocean (December 31, 2016: eight). At June 30, 2017, the net book value of assets leased under operating leases to Golden Ocean and Deep Sea was $317.1 million (December 31, 2016: $328.6 million).
On June 5, 2015, amendments were made to the charter agreements with Frontline Shipping, relating to VLCCs and Suezmax tankers accounted for as direct financing leases. The amendments, which do not affect the duration of the leases and were effective from July 1, 2015, consist of reductions in the long-term daily time charter rates to $20,000 per day for VLCCs and $15,000 per day for Suezmax tankers, and increases in the daily management and operating fees payable to a subsidiary of Frontline to $9,000 per day for all vessels. As part of the amended agreements, the Company's profit sharing percentage increased from 25% to 50%, and is now calculated and paid on a quarterly basis. In the six months ended June 30, 2017, the Company recorded profit share revenues of $5.6 million (six months ended June 30, 2016: $38.7 million; year ended December 31, 2016: $50.9 million), all of which related to the 50% arrangement effective from July 1, 2015.

In consideration for amendments to the charter agreements made on June 5, 2015, the Company received 55 million ordinary shares in Frontline, representing approximately 27.73% of the issued share capital of Frontline at the time of receipt in June 2015. On November 30, 2015, Frontline merged with Frontline 2012 and increased its issued share capital, reducing the Company's holding to approximately 7.03%. Accordingly, from June 5, 2015 to November 30, 2015, the Company's shareholding in Frontline was accounted for as an investment in associated companies (see Note 9: Investment in associated companies). Since December 1, 2015, the Company's holding in Frontline shares has been held under available-for-sale securities (see Note 5: Available-for-sale securities). In February 2016, Frontline enacted a 1-for-5 reverse stock split on its ordinary shares, resulting in the Company's holding in Frontline to consist of 11 million ordinary shares. At June 30, 2017, the Company's 11 million ordinary shares in Frontline, represented approximately 6.48% of the issued share capital of Frontline.

In the six months ended June 30, 2017, the Company had eight dry bulk carriers operating on time charters to a subsidiary of Golden Ocean, which include profit sharing arrangements whereby the Company earns a 33% share of profits earned by the vessels above threshold levels. In the six months ended June 30, 2017, the Company earned no profit share revenue under this arrangement (six months ended June 30, 2016: $nil; year ended December 31, 2016: $nil).

In the six months ended June 30, 2017, the Company had five offshore support vessels on long-term bareboat charters to Deep Sea which include profit sharing arrangements whereby the Company earns a 50% profit share on charter revenues earned by the vessels above the set base charter rates, calculated on a time charter equivalent basis. In the six months ended June 30, 2017, the Company earned no profit share revenue under this arrangement (six months ended June 30, 2016: $nil; year ended December 31, 2016: $nil).

During 2016, the Company recorded profit share income in respect of a 50% profit sharing arrangement on certain dry bulk carriers previously on time charters to UFC (six months ended June 30, 2016: $0.3 million; year ended December 31, 2016: $0.6 million). In the six months ended June 30, 2017, the Company had no vessels on charter to UFC.

A summary of leasing revenues and repayments from the Frontline Shipping, Golden Ocean, UFC and Deep Sea is as follows:

	Six months ended		Year ended
(in thousands of $)	June 30, 2017	June 30, 2016	December 31, 2016
Operating lease income	29,540	34,943	65,340
Direct financing lease interest income	9,385	12,208	22,850
Finance lease service revenue	19,827	22,932	44,523
Direct financing lease repayments	14,064	16,309	30,321
Profit share and cash sweep income	5,591	38,937	51,470

In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended		Year ended
(in thousands of $)	June 30, 2017	June 30, 2016	December 31, 2016
Frontline:
Vessel Management Fees	20,506	23,629	45,931
Commissions and Brokerage	112	204	390
Administration Services Fees	172	180	576
Golden Ocean:
Vessel Management Fees	10,136	10,192	20,496
Operating Management Fees	370	404	795
Seatankers:
Administration Services Fees	22	157	315
Office Facilities:
Seatankers Management Norway AS	80	155	317
Frontline Corporate Services Ltd	131	238	235

Related party loans – associated companies
Ship Finance has entered into agreements with SFL Deepwater, SFL Hercules and SFL Linus, granting them loans of $145 million, $145 million, and $125 million, respectively at fixed interest rates. These loans are repayable in full by July 11, 2023, October 1, 2023, and June 30, 2029, respectively, or earlier if the companies sell their drilling units. The outstanding balances as at June 30, 2017, were $113.0 million, $80.0 million, and $121.0 million for the loans to SFL Deepwater, SFL Hercules and SFL Linus, respectively.
In the six months ended June 30, 2017, the Company received interest income on these loans of $2.9 million from SFL Deepwater (six months ended June 30, 2016: $3.3 million; year ended December 31, 2016: $6.5 million), $2.5 million from SFL Hercules (six months ended June 30, 2016: $3.3 million; year ended December 31, 2016: $6.5 million) and $2.8 million from SFL Linus (six months ended June 30, 2016: $2.8 million; year ended December 31, 2016: $5.6 million).
Long-term receivables from related parties
The Company received a loan note from Solship (formerly Deep Sea Supply Plc.) as compensation for the early termination of the charter on an offshore support vessel in February 2016. In the six months ended June 30, 2017, the Company received $0.5 million interest on the loan note (six months ended June 30, 2016: $0.4 million; year ended December 31, 2016: $0.9 million).
Other related party investments and income
In the six months ended June 30, 2017, the Company received dividends of $3.3 million on its holding of shares in Frontline (six months ended June 30, 2016: $8.3 million; year ended December 31, 2016: $11.6 million).

In the six months ended June 30, 2017, the Company recorded interest income of $0.3 million and other income of $0.1 million on its holding of investments in secured notes issued by NorAm Drilling (six months ended June 30, 2016: $0.2 million; year ended December 31, 2016: $0.5 million).

In the six months ended June 30, 2017, the Company received 8.9 million shares in Golden Close as part of a bond restructuring undertaken by Golden Close. These shares, on which no dividend income was received in the six months ended June 30, 2017, represent approximately 20% of the outstanding shares in the company. The Company's investments in convertible and secured notes issued by Golden Close are held as available-for-sale securities and have a carrying value of $29.9 million. The Company recorded interest income on these notes of $0.6 million in the six months ended June 30, 2017 (six months ended June 30, 2016: $0.2 million; year ended December 31, 2016: $0.2 million).
In June 2017, the Company facilitated a performance guarantee in favour of an oil company relating to a new contract for the drillship Deepsea Metro 1, which is owned by Golden Close. The guarantee has a maximum liability limited to $18.0 million, a maturity of up to 6 months, and is secured under a first lien mortgage over the drillship, ranking ahead of other secured claims. In the six months ended June 30, 2017, the Company recorded a net fee income of $0.2 million for facilitating the guarantee and as at June 30, 2017, the Company had restricted cash balance of $9.0 million in connection with the transaction.